Schedule of Investments (unaudited)
July 31, 2024
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.8%
Communication Services — 1.8%
Entertainment — 0.8%
Live Nation Entertainment Inc.	276,759	$26,621,448 *
Media — 1.0%
Trade Desk Inc., Class A Shares	344,200	30,936,696 *

Total Communication Services		57,558,144
Consumer Discretionary — 10.2%
Automobile Components — 0.4%
Fox Factory Holding Corp.	254,675	13,597,098 *
Broadline Retail — 4.0%
Global-e Online Ltd.	643,024	22,068,584 *
MercadoLibre Inc.	63,532	106,028,555 *
Total Broadline Retail		128,097,139
Hotels, Restaurants & Leisure — 0.7%
Expedia Group Inc.	172,936	22,078,739 *
Specialty Retail — 3.4%
Burlington Stores Inc.	212,969	55,440,090 *
Lowe’s Cos. Inc.	225,597	55,386,320
Total Specialty Retail		110,826,410
Textiles, Apparel & Luxury Goods — 1.7%
Crocs Inc.	402,612	54,098,974 *

Total Consumer Discretionary		328,698,360
Consumer Staples — 8.8%
Beverages — 3.8%
Constellation Brands Inc., Class A Shares	232,711	57,051,429
Monster Beverage Corp.	1,284,120	66,067,974 *
Total Beverages		123,119,403
Consumer Staples Distribution & Retail — 5.0%
Casey’s General Stores Inc.	182,005	70,588,819
Performance Food Group Co.	1,299,487	89,664,603 *
Total Consumer Staples Distribution & Retail		160,253,422

Total Consumer Staples		283,372,825
Energy — 4.0%
Energy Equipment & Services — 1.5%
Baker Hughes Co.	1,283,594	49,700,760
Oil, Gas & Consumable Fuels — 2.5%
Chesapeake Energy Corp.	324,690	24,783,588
Diamondback Energy Inc.	159,900	32,349,369
Exxon Mobil Corp.	202,077	23,964,311
Total Oil, Gas & Consumable Fuels		81,097,268

Total Energy		130,798,028
Financials — 4.3%
Capital Markets — 4.3%
Intercontinental Exchange Inc.	219,700	33,297,732
KKR & Co. Inc.	846,843	104,542,769

Total Financials		137,840,501
See Notes to Schedule of Investments.

ClearBridge Select Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 10.1%
Biotechnology — 1.0%
Argenx SE, ADR	45,200	$23,317,324 *
Ultragenyx Pharmaceutical Inc.	191,860	8,637,537 *
Total Biotechnology		31,954,861
Health Care Equipment & Supplies — 1.0%
Insulet Corp.	167,213	32,497,847 *
Health Care Providers & Services — 4.1%
HealthEquity Inc.	849,786	66,691,205 *
Progyny Inc.	617,277	17,407,211 *
Surgery Partners Inc.	1,527,874	46,386,255 *
Total Health Care Providers & Services		130,484,671
Health Care Technology — 0.4%
Doximity Inc., Class A Shares	485,438	13,592,264 *
Life Sciences Tools & Services — 3.6%
Charles River Laboratories International Inc.	204,048	49,808,117 *
ICON PLC	203,600	66,870,384 *
Total Life Sciences Tools & Services		116,678,501

Total Health Care		325,208,144
Industrials — 16.2%
Aerospace & Defense — 1.8%
L3Harris Technologies Inc.	262,603	59,581,995
Air Freight & Logistics — 0.8%
GXO Logistics Inc.	458,325	25,657,033 *
Building Products — 1.5%
Trex Co. Inc.	583,785	48,821,940 *
Commercial Services & Supplies — 5.1%
Clean Harbors Inc.	108,600	25,926,078 *
Copart Inc.	1,496,740	78,324,404 *
Waste Connections Inc.	332,700	59,144,079
Total Commercial Services & Supplies		163,394,561
Construction & Engineering — 2.2%
WillScot Holdings Corp.	1,708,160	70,034,560 *
Electrical Equipment — 2.9%
nVent Electric PLC	519,533	37,733,682
Shoals Technologies Group Inc., Class A Shares	1,444,452	9,388,938 *
Vertiv Holdings Co., Class A Shares	593,183	46,683,502
Total Electrical Equipment		93,806,122
Ground Transportation — 0.9%
Saia Inc.	70,600	29,500,210 *
Professional Services — 0.3%
Paycor HCM Inc.	731,473	9,077,580 *
Trading Companies & Distributors — 0.7%
H&E Equipment Services Inc.	428,266	22,398,312

Total Industrials		522,272,313
See Notes to Schedule of Investments.

ClearBridge Select Fund 2024 Quarterly Report

 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 36.3%
Electronic Equipment, Instruments & Components — 0.0%††
Brain Corp.	263,750	$1,423,292 *(a)(b)(c)
IT Services — 1.5%
Shopify Inc., Class A Shares	776,969	47,550,503 *
Semiconductors & Semiconductor Equipment — 7.6%
Marvell Technology Inc.	244,486	16,375,672
Monolithic Power Systems Inc.	29,100	25,115,919
NVIDIA Corp.	1,739,670	203,576,184
Total Semiconductors & Semiconductor Equipment		245,067,775
Software — 22.4%
Adobe Inc.	85,196	46,998,373 *
AppLovin Corp., Class A Shares	316,500	24,402,150 *
Autodesk Inc.	75,600	18,712,512 *
Clear Secure Inc., Class A Shares	297,721	6,356,343
Confluent Inc., Class A Shares	453,628	11,349,773 *
Crowdstrike Holdings Inc., Class A Shares	31,000	7,190,760 *
CyberArk Software Ltd.	81,900	20,997,522 *
Databricks Inc., Series H	217,734	13,568,491 *(a)(b)(c)
Databricks Inc., Series I	89,795	5,595,739 *(a)(b)(c)
Datadog Inc., Class A Shares	144,526	16,828,607 *
DataRobot Inc.	279,847	1,384,461 *(a)(b)(c)
DocuSign Inc.	613,560	34,040,309 *
Fortinet Inc.	890,372	51,677,191 *
Gitlab Inc., Class A Shares	369,206	18,914,423 *
HubSpot Inc.	106,538	52,952,582 *
Klaviyo Inc., Class A Shares	412,559	10,809,046 *
Microsoft Corp.	255,700	106,972,095
SentinelOne Inc., Class A Shares	1,156,561	26,485,247 *
ServiceNow Inc.	202,928	165,262,534 *
Sprout Social Inc., Class A Shares	561,311	21,930,421 *
Varonis Systems Inc.	486,510	26,821,296 *
Workday Inc., Class A Shares	152,601	34,658,739 *
Total Software		723,908,614
Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	696,444	154,666,283

Total Information Technology		1,172,616,467
Materials — 2.6%
Chemicals — 1.1%
Ashland Inc.	362,300	35,016,295
Construction Materials — 1.5%
Summit Materials Inc., Class A Shares	1,183,986	49,466,935 *

Total Materials		84,483,230
Real Estate — 2.5%
Real Estate Management & Development — 1.5%
CBRE Group Inc., Class A Shares	443,571	49,994,887 *
See Notes to Schedule of Investments.

ClearBridge Select Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Specialized REITs — 1.0%
SBA Communications Corp.			148,057	$32,504,434

Total Real Estate				82,499,321
Total Common Stocks (Cost — $2,028,428,845)				3,125,347,333
	Rate	Maturity Date	Face Amount
Convertible Bonds & Notes — 0.7%
Communication Services — 0.7%
Entertainment — 0.7%
Live Nation Entertainment Inc., Senior Notes (Cost — $19,221,280)	3.125%	1/15/29	$18,356,000	20,862,512
			Shares
Investments in Underlying Funds — 0.4%
SPDR S&P Biotech ETF (Cost — $14,514,714)			142,400	14,106,144
	Rate
Preferred Stocks — 0.2%
Health Care — 0.1%
Pharmaceuticals — 0.1%
Caris Life Sciences Inc., Series C	—		837,315	1,685,034 *(a)(b)(c)
Caris Life Sciences Inc., Series D	—		225,000	1,281,010 *(a)(b)(c)

Total Health Care				2,966,044
Information Technology — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
Brain Corp.	—		631,998	3,410,493 *(a)(b)(c)

Total Preferred Stocks (Cost — $7,467,593)				6,376,537
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
Starbucks Corp., Call @ $90.000 (Cost — $121,146)	8/16/24	662	6,636,947	1,986
Total Investments before Short-Term Investments (Cost — $2,069,753,578)				3,166,694,512
	Rate		Shares
Short-Term Investments — 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.143%		29,658,791	29,658,791 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.238%		29,658,791	29,658,791 (d)(e)

Total Short-Term Investments (Cost — $59,317,582)				59,317,582
Total Investments — 99.9% (Cost — $2,129,071,160)				3,226,012,094
Other Assets in Excess of Liabilities — 0.1%				1,754,920
Total Net Assets — 100.0%				$3,227,767,014

See Notes to Schedule of Investments.

ClearBridge Select Fund 2024 Quarterly Report

 ClearBridge Select Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $29,658,791 and the cost was $29,658,791 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Starbucks Corp., Put (Premiums received — $88,044)	8/16/24	$75.000	662	$6,636,947	$(43,030)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Select Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Select Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$1,150,644,484	—	$21,971,983	$1,172,616,467
Other Common Stocks	1,952,730,866	—	—	1,952,730,866
Convertible Bonds & Notes	—	$20,862,512	—	20,862,512
Investments in Underlying Funds	14,106,144	—	—	14,106,144
Preferred Stocks:
Health Care	—	—	2,966,044	2,966,044
Information Technology	—	—	3,410,493	3,410,493
Purchased Options	1,986	—	—	1,986
Total Long-Term Investments	3,117,483,480	20,862,512	28,348,520	3,166,694,512
Short-Term Investments†	59,317,582	—	—	59,317,582
Total Investments	$3,176,801,062	$20,862,512	$28,348,520	$3,226,012,094

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$43,030	—	—	$43,030

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$66,504,392	$175,119,668	175,119,668	$211,965,269	211,965,269

ClearBridge Select Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,470,266	—	$29,658,791
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2024	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	3/21	$1,152,587	$1,423,292	$5.40	0.05%
Brain Corp., Preferred Shares	631,998	4/20, 11/20	3,334,103	3,410,493	5.40	0.11
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,990	1,685,034	2.01	0.05
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	5/21	1,822,500	1,281,010	5.69	0.04
Databricks Inc., Series H, Common Shares	217,734	8/21	15,999,994	13,568,491	62.32	0.42
Databricks Inc., Series I, Common Shares	89,795	9/23	6,599,933	5,595,739	62.32	0.17
DataRobot Inc., Common Shares	279,847	10/20	3,677,749	1,384,461	4.95	0.04
			$34,897,856	$28,348,520		0.88%

ClearBridge Select Fund 2024 Quarterly Report